Expense Example - iShares Health Innovation Active ETF - iShares Health Innovation Active ETF	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 934